Supplemental Guarantor Financial Information Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 277,198,000	$ 277,193,000	$ 278,204,000	$ 280,683,000	$ 282,395,000	$ 283,770,000	$ 287,770,000	$ 291,356,000	$ 1,113,278,000	$ 1,145,291,000	$ 1,176,867,000
Cost of revenue									510,296,000	520,737,000	603,930,000
Gross profit	151,098,000	156,438,000	138,617,000	156,829,000	155,255,000	154,825,000	157,024,000	157,450,000	602,982,000	624,554,000	572,937,000
Operating expense:
Sales and marketing									258,019,000	265,424,000	277,460,000
Engineering and development									106,377,000	87,980,000	78,772,000
General and administrative									117,967,000	124,204,000	163,972,000
Gain on sale of business									(40,700,000)	0	0
Transaction expenses									0	0	773,000
Impairment of goodwill									12,333,000	0	12,129,000
Total operating expense									453,996,000	477,608,000	533,106,000
Income from operations	58,448,000	38,729,000	16,655,000	35,154,000	35,151,000	42,618,000	37,775,000	31,402,000	148,986,000	146,946,000	39,831,000
Total other expense (income)—net									143,454,000	148,391,000	157,006,000
(Loss) income before income taxes and equity earnings of unconsolidated entities									5,532,000	(1,445,000)	(117,175,000)
Income tax (benefit) expense									17,879,000	(6,246,000)	(17,281,000)
(Loss) income before equity earnings of unconsolidated entities									(12,347,000)	4,801,000	(99,894,000)
Equity (income) loss of unconsolidated entities, net of tax									0	267,000	(110,000)
Net (loss) income									(12,347,000)	4,534,000	(99,784,000)
Net income (loss) attributable to non-controlling interest									0	0	7,524,000
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$ 9,553,000	$ 7,816,000	$ (26,228,000)	$ (3,488,000)	$ 12,770,000	$ (6,335,000)	$ 627,000	$ (2,528,000)	(12,347,000)	4,534,000	(107,308,000)
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									(598,000)	(2,233,000)	3,091,000
Unrealized loss on cash flow hedge									(279,000)	(437,000)	34,000
Total comprehensive (loss) income									(13,224,000)	1,864,000	(104,183,000)
Eliminations
Income Statement [Abstract]
Revenue									(12,882,000)	(13,837,000)	(10,738,000)
Cost of revenue									(12,882,000)	(13,837,000)	(9,460,000)
Gross profit									0	0	(1,278,000)
Operating expense:
Sales and marketing									0	0	(3,000)
Engineering and development									0	0	0
General and administrative									0	0	(628,000)
Gain on sale of business									0
Transaction expenses									0	0	0
Impairment of goodwill										0	0
Total operating expense									0	0	(631,000)
Income from operations									0	0	(647,000)
Total other expense (income)—net									0	0	0
(Loss) income before income taxes and equity earnings of unconsolidated entities									0	0	(647,000)
Income tax (benefit) expense									0	0	0
(Loss) income before equity earnings of unconsolidated entities									0	0	(647,000)
Equity (income) loss of unconsolidated entities, net of tax									82,747,000	166,518,000	(114,762,000)
Net (loss) income									(82,747,000)	(166,518,000)	114,115,000
Net income (loss) attributable to non-controlling interest									0	0	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.									(82,747,000)	(166,518,000)	114,115,000
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									0	0	0
Unrealized loss on cash flow hedge									0	0	0
Total comprehensive (loss) income									(82,747,000)	(166,518,000)	114,115,000
Parent | Reportable Legal Entities
Income Statement [Abstract]
Revenue									0	0	0
Cost of revenue									0	0	0
Gross profit									0	0	0
Operating expense:
Sales and marketing									0	0	0
Engineering and development									0	0	0
General and administrative									1,628,000	(12,000)	0
Gain on sale of business									0
Transaction expenses									0	0	0
Impairment of goodwill										0	0
Total operating expense									1,628,000	(12,000)	0
Income from operations									(1,628,000)	12,000	0
Total other expense (income)—net									0	0	0
(Loss) income before income taxes and equity earnings of unconsolidated entities									(1,628,000)	12,000	0
Income tax (benefit) expense									0	0	0
(Loss) income before equity earnings of unconsolidated entities									(1,628,000)	12,000	0
Equity (income) loss of unconsolidated entities, net of tax									10,719,000	(4,522,000)	106,661,000
Net (loss) income									(12,347,000)	4,534,000	(106,661,000)
Net income (loss) attributable to non-controlling interest									0	0	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.									(12,347,000)	4,534,000	(106,661,000)
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									0	0	0
Unrealized loss on cash flow hedge
Total comprehensive (loss) income									(12,347,000)	4,534,000	(106,661,000)
Issuer | Reportable Legal Entities
Income Statement [Abstract]
Revenue									0	0	0
Cost of revenue									0	0	0
Gross profit									0	0	0
Operating expense:
Sales and marketing									0	0	0
Engineering and development									0	0	0
General and administrative									238,000	225,000	207,000
Gain on sale of business									0
Transaction expenses									0	0	0
Impairment of goodwill										0	0
Total operating expense									238,000	225,000	207,000
Income from operations									(238,000)	(225,000)	(207,000)
Total other expense (income)—net									144,034,000	148,411,000	156,144,000
(Loss) income before income taxes and equity earnings of unconsolidated entities									(144,272,000)	(148,636,000)	(156,351,000)
Income tax (benefit) expense									(34,336,000)	(35,381,000)	(57,504,000)
(Loss) income before equity earnings of unconsolidated entities									(109,936,000)	(113,255,000)	(98,847,000)
Equity (income) loss of unconsolidated entities, net of tax									(99,216,000)	(117,778,000)	7,814,000
Net (loss) income									(10,720,000)	4,523,000	(106,661,000)
Net income (loss) attributable to non-controlling interest									0	0	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.									(10,720,000)	4,523,000	(106,661,000)
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									0	0	0
Unrealized loss on cash flow hedge									(279,000)	(437,000)	34,000
Total comprehensive (loss) income									(10,999,000)	4,086,000	(106,627,000)
Guarantor Subsidiaries | Reportable Legal Entities
Income Statement [Abstract]
Revenue									1,064,510,000	1,094,463,000	1,080,220,000
Cost of revenue									482,246,000	490,966,000	540,965,000
Gross profit									582,264,000	603,497,000	539,255,000
Operating expense:
Sales and marketing									245,817,000	255,272,000	260,516,000
Engineering and development									96,778,000	80,095,000	66,113,000
General and administrative									113,983,000	168,560,000	159,251,000
Gain on sale of business									(40,700,000)
Transaction expenses									0	0	773,000
Impairment of goodwill									12,333,000	0	12,129,000
Total operating expense									428,211,000	503,927,000	498,782,000
Income from operations									154,053,000	99,570,000	40,473,000
Total other expense (income)—net									(18,000)	506,000	1,336,000
(Loss) income before income taxes and equity earnings of unconsolidated entities									154,071,000	99,064,000	39,137,000
Income tax (benefit) expense									49,105,000	25,253,000	39,233,000
(Loss) income before equity earnings of unconsolidated entities									104,966,000	73,811,000	(96,000)
Equity (income) loss of unconsolidated entities, net of tax									5,750,000	(43,967,000)	194,000
Net (loss) income									99,216,000	117,778,000	(290,000)
Net income (loss) attributable to non-controlling interest									0	0	7,524,000
Net (loss) income attributable to Endurance International Group Holdings, Inc.									99,216,000	117,778,000	(7,814,000)
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									0	0	0
Unrealized loss on cash flow hedge									0	0	0
Total comprehensive (loss) income									99,216,000	117,778,000	(7,814,000)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Income Statement [Abstract]
Revenue									61,650,000	64,665,000	107,385,000
Cost of revenue									40,932,000	43,608,000	72,425,000
Gross profit									20,718,000	21,057,000	34,960,000
Operating expense:
Sales and marketing									12,202,000	10,152,000	16,947,000
Engineering and development									9,599,000	7,885,000	12,659,000
General and administrative									2,118,000	(44,569,000)	5,142,000
Gain on sale of business									0
Transaction expenses									0	0	0
Impairment of goodwill										0	0
Total operating expense									23,919,000	(26,532,000)	34,748,000
Income from operations									(3,201,000)	47,589,000	212,000
Total other expense (income)—net									(562,000)	(526,000)	(474,000)
(Loss) income before income taxes and equity earnings of unconsolidated entities									(2,639,000)	48,115,000	686,000
Income tax (benefit) expense									3,110,000	3,882,000	990,000
(Loss) income before equity earnings of unconsolidated entities									(5,749,000)	44,233,000	(304,000)
Equity (income) loss of unconsolidated entities, net of tax									0	16,000	(17,000)
Net (loss) income									(5,749,000)	44,217,000	(287,000)
Net income (loss) attributable to non-controlling interest									0	0	0
Net (loss) income attributable to Endurance International Group Holdings, Inc.									(5,749,000)	44,217,000	(287,000)
Net income (loss) attributable to Endurance International Group Holdings, Inc.
Foreign currency translation adjustments									(598,000)	(2,233,000)	3,091,000
Unrealized loss on cash flow hedge									0	0	0
Total comprehensive (loss) income									$ (6,347,000)	$ 41,984,000	$ 2,804,000